RELATED PARTY TRANSACTIONS	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

From time to time, members of the Company have advanced funds to support its operations through Titan Investments L.L.C. As of March 31, 2016 and December 31, 2015, the outstanding balance of advanced funds was $590,413 and $231,938, respectively. The advances are due on demand and do not bear interest. Subsequent to the quarter ending March 31, 2016 Titan advanced an additional $71,600 and was repaid $88,025 to support our operations. ZSL Trust subsequent to the end of the quarter purchased $450,000 of this debt through the issuance of a convertible note. As of the date of this filing $123,988 remains payable to Titan Investments. All advances are due on demand and do not bear interest.

On January 1, 2015, the Company renegotiated existing consulting agreements with Brian Davidson and Bobby Riggs, both of whom are officers and directors of the Company. Under these agreements, each officer is to receive compensation of $160,000 annually, a reimbursement for health insurance costs, and is entitled to participate in the Company’s stock option plan, when and if established.

During the quarter ended March 31, 2016, management consulting fees were paid to the officers in accordance with the terms of the management agreements.

During the quarter ended March 31, 2016, the Company’s Chief Executive Officer, Brian Davidson, received $40,000, for the provision of management and business development services to the Company. $20,000 in unpaid management consulting fees accrued in prior years remained due to Brian Davidson as of March 31, 2016.

During the quarter ended March 31, 2016, the Company’s Chief Operating Officer, Bobby J. Riggs, received $40,000 for the provision of management and business development services to the Company. $13,333 in unpaid management consulting fees accrued in prior years remained due to Bobby J. Riggs as of March 31, 2016.

On March 3, 2015, Epic Corp. appointed Zachary Bradford to serve as the Chief Financial Officer (“CFO”) of Epic Corp., and Mr. Bradford subsequently became the Chief Financial Officer of the Company upon closing of the Exchange Agreement on June 24, 2015. In connection with this appointment, The Company also entered into certain agreements with Bluechip Advisors LLC (“Bluechip”), a company in which Mr. Bradford holds a 50 percent interest pursuant to which the Company agreed to pay Bluechip a consulting fee of $5,500 per month, plus expenses incurred, in exchange for Mr. Bradford’s CFO services. The Company also entered into certain agreements with Bluechip, having a term from March 1, 2015 through February 28, 2016, pursuant to which Bluechip agreed to provide controller and accounting services for base fee compensation of $8,000 per month, plus expenses, plus an additional fee of $200 per month for each operating store over five open during the month of service. The Company also entered into a further agreement with Bluechip pursuant to which Bluechip agreed to provide services to the Company in connection with the preparation of financial statements and other public filings subsequent to the Exchange agreement for $2,000 a month. $50,033 in unpaid fees related to the above engagements were due as of March 31, 2016.

Atlas Global, LLC is a company controlled by Brian Davidson and Wayne Riggs who also serve as officers of the Company. The Company has first right of refusal to purchase all inventory collected by Atlas Global that meets the Company’s quality standards. The Company purchases this inventory at a fixed rate of $0.36 per pound.

Atlas is responsible for payment of its own obligations and the Company has no responsibility in this regard. If the Company does not pay Atlas for the products the Company acquires from it, Atlas may have no way to cover its costs as it does not have any other significant customers, but the Company has no obligation to purchase from Atlas and no obligation to provide it with financial support in the event it is required.

As of March 31, 2016 and December 31, 2015, $219,018 and $213,721 were payables due to Atlas for inventory received.

During the three months ended March 31, 2016 and 2015, the Company purchased inventory from Atlas of $32,172 and $166,656, respectively.

Planet Green, LLC is a company controlled by a family member of Wayne Riggs, a director of the Company. The Company purchases inventory collected by Planet Green, LLC that meets the Company’s quality standards. The Company purchases this inventory at a fixed rate of $0.36 per pound. The Company has no obligation to purchase from Planet Green, LLC. Planet Green, LLC is also solely responsible for payment of its own obligations and the Company has no responsibility and no obligation to provide it with financial support in the event it is required.

As of March 31, 2016 and December 31, 2015, $167,344 and $152,826 were payables due to Planet Green, LLC for inventory received.

During the three months ended March 31, 2016 and 2015, the Company purchased inventory from Planet Green, LLC of $14,508 and $72,897, respectively.

From time to time, members of the Company have advanced funds to support its operations. As of December 31, 2015 and December 31, 2014, the outstanding balance of advanced funds was $231,938 and $0, respectively. The advances are due on demand and do not bear interest.

During the year ended December 31, 2015, Dynamic Solutions Nevada LLC (“Dynamic”), an entity 21.25% controlled by Brian Davidson, an officer, director and shareholder of the Company, 21.25% owned by Bob Riggs, an officer, director and shareholder of the Company and 21.25% owned by Pinnacle Investments, LLLP, a company controlled by Wayne Riggs, a director of the Company, acted as the general contractor for tenant improvements performed at several of the Company’s stores. The total billings related to these tenant improvements during the year ending December 31, 2015 was $52,535. As of December 31, 2015, all balances due were paid in full.

On January 1, 2015, the Company renegotiated existing consulting agreements with Wayne Riggs, Brian Davidson and Bobby Riggs, all of whom are officers and directors of the Company. Under these agreements, each officer is to receive compensation of $160,000 annually, a reimbursement for health insurance costs, and is entitled to participate in the Company’s stock option plan, when and if established.

During the year ended December 31, 2015, management consulting fees were paid to the officers in accordance with the terms of the management agreements.

During the year ended December 31, 2015, Wayne Riggs, a director and manager of the Company, received $106,667 for the provision of management and business development services to the Company.

Effective September 15, 2015, the Company renegotiated its existing consulting agreement with Mr. Riggs. Under the renegotiated terms, Mr. Riggs will continue to provide his services as a director of the Company without compensation.

During the year ended December 31, 2015, the Company’s Chief Executive Officer, Brian Davidson, received $140,000, for the provision of management and business development services to the Company. $20,000 in unpaid management consulting fees remained due to Brian Davidson as of December 31, 2015.

During the year ended December 31, 2015, the Company’s Chief Operating Officer, Bobby J. Riggs, received $146,667 for the provision of management and business development services to the Company. $13,333 in unpaid management consulting fees remained due to Bobby J. Riggs as of December 31, 2015.

On March 3, 2015, Epic Corp. appointed Zachary Bradford to serve as the Chief Financial Officer (“CFO”) of Epic Corp., and Mr. Bradford subsequently became the Chief Financial Officer of the Company upon closing of the Exchange Agreement on June 24, 2015. In connection with this appointment, The Company also entered into certain agreements with Bluechip Advisors LLC (“Bluechip”), a company in which Mr. Bradford holds a 50 percent interest pursuant to which the Company agreed to pay Bluechip a consulting fee of $5,500 per month, plus expenses incurred, in exchange for Mr. Bradford’s CFO services. The Company also entered into certain agreements with Bluechip, having a term from March 1, 2015 through February 28, 2016, pursuant to which Bluechip agreed to provide controller and accounting services for base fee compensation of $8,000 per month, plus expenses, plus an additional fee of $200 per month for each operating store over five open during the month of service. The Company also entered into a further agreement with Bluechip pursuant to which Bluechip agreed to provide services to the Company in connection with the preparation of financial statements and other public filings in connection with the closing of the Exchange Agreement, as further described in Note 1, for fees of $55,000. The Company also entered into a further agreement with Bluechip pursuant to which Bluechip agreed to provide services to the Company in connection with the preparation of financial statements and other public filings subsequent to the Exchange agreement for $2,000 a month. $46,960 in unpaid fees related to the above engagements were due as of December 31, 2015.

Atlas Global, LLC is a company controlled by Brian D avidson and Wayne Riggs who also serve as officers of the Company. The Company has first right of refusal to purchase all inventory collected by Atlas Global that meets the Company’s quality standards. The Company purchases this inventory at a fixed rate of $0.36 per pound.

Atlas is responsible for payment of its own obligations and the Company has no responsibility in this regard. If the Company does not pay Atlas for the products the Company acquires from it, Atlas may have no way to cover its costs as it does not have any other significant customers, but the Company has no obligation to purchase from Atlas and no obligation to provide it with financial support in the event it is required.

As of December 31, 2015 and December 31, 2014, $213,721 and $55,532 were payables due to Atlas for inventory received.

During the years ended December 31, 2015 and 2014, the Company purchased inventory from Atlas of $435,576 and $1,764,315, respectively.

Planet Green, LLC is a company controlled by a fam ily member of Wayne Riggs, a director of the Company. The Company purchases inventory collected by Planet Green, LLC that meets the Company’s quality standards. The Company purchases this inventory at a fixed rate of $0.36 per pound. The Company has no obligation to purchase from Planet Green, LLC. Planet Green, LLC is also solely responsible for payment of its own obligations and the Company has no responsibility and no obligation to provide it with financial support in the event it is required.

As of December 31, 2015 and December 31, 2014, $152,826 and $12,773 were payables due to Planet Green, LLC for inventory received.

During the years ended December 31, 2015 and 2014, the Company purchased inventory from Planet Green, LLC of $279,177 and $69,142, respectively.